Average Annual Total Returns - Class K - BLACKROCK 80/20 TARGET ALLOCATION FUND	Jan. 28, 2021
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI ACWI Index (56%); MSCI USA Index (24%); Bloomberg Barclays U.S. Universal Index (20%) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.48%
5 Years	11.68%
10 Years	9.36%
Class K Shares
Average Annual Return:
1 Year	19.52%
5 Years	11.57%
10 Years	10.11%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	18.87%
5 Years	10.62%
10 Years	8.82%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.90%
5 Years	8.91%
10 Years	7.89%